Restructuring Charges - Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 68	$ 264	$ 28
Cost of Revenue [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	18	18	16
Selling, General and Administrative [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	9	155	3
Research and Development [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 41	$ 91	$ 9